Portfolio Quality Indicators (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Commercial	$ 52,286	$ 55,136
Commercial Real Estate	158,314	144,972
Residential	83,870	82,832
Installment	21,284	26,562
Total	315,754	309,502
Pass Grade
Financing Receivable, Recorded Investment [Line Items]
Commercial	51,895	51,739
Commercial Real Estate	151,535	135,739
Residential	83,870	82,832
Installment	21,284	26,562
Total	308,584	296,872
Special Mention
Financing Receivable, Recorded Investment [Line Items]
Commercial	265	2,727
Commercial Real Estate	1,980	2,848
Residential	0	0
Installment	0	0
Total	2,245	5,575
Substandard
Financing Receivable, Recorded Investment [Line Items]
Commercial	126	670
Commercial Real Estate	4,799	6,385
Residential	0	0
Installment	0	0
Total	4,925	7,055
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Commercial	0	0
Commercial Real Estate	0	0
Residential	0	0
Installment	0	0
Total	$ 0	$ 0